Note 23 - Transactions With Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 30, 2012	Mar. 09, 2011
Equity Method Investment, Ownership Percentage	99.90%	100.00%	99.00%
Targeted Cash on Cash Return	12.00%
Related Party Transaction, Amounts of Transaction (in Dollars)	$ 400,000
New Ownership Upon Attaining Return Benchmarks [Member]
Equity Method Investment, Ownership Percentage	20.00%